Significant Transactions	3 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Significant Transactions

Note 4 – Significant Transactions

2021 Transactions

Viridian Sciences

On April 1, 2021, we completed the acquisition of Viridian Sciences Inc. (“Viridian”), a cannabis business management software provider that is built on SAP Business One. We acquired Viridian in exchange for 1.0 million shares of our common stock valued at $6.0 million. In addition to the stock consideration, the agreement provides for contingent consideration of up to $1.0 million, payable in additional common stock, if Viridian meets certain revenue criteria. We finalized our purchase price accounting during the three months ended March 31, 2022 and there were no changes to the previously disclosed purchase price accounting.

365 Cannabis

On October 1, 2021, we acquired all the issued and outstanding shares of 365 Cannabis. Under the terms of the Agreement, the aggregate consideration for the 365 Cannabis shares consisted of an initial purchase price of (1) $5,000,000 in cash, (2) $12,000,000 in stock, which was to be settled by issuing 3.6 million shares of our common stock, and (3) contingent value rights to be issued pursuant to a rights indenture entitling the holders thereof to receive, subject to certain adjustments as set forth in the Agreement, an aggregate of up to $8,000,000 in stock, in the event that 365 Cannabis achieves certain revenue targets as specified in the Agreement. These rights are accounted for as contingent consideration and are currently recorded at preliminary fair value which will be updated upon finalization of purchase accounting.

We reached a working capital settlement agreement during the three months ended March 31, 2022 in the amount of $1.5 million. As a result of this post-close adjustment, the 365 Cannabis purchase price was reduced by $1.5 million during the first quarter of 2022. This was recorded as follows: 1) a receivable of $400,000 was booked in other current assets in our condensed consolidated balance sheet as of March 31, 2022 and was received subsequent to March 31, 2022, 2) a reduction of $160,000 was made to the working capital accrual that was booked as of December 31, 2021, and 3) 279,762 shares worth $940,000 that were held in escrow were released back to Akerna to cover the remainder of the working capital adjustment. The updated consideration transferred is reflected in the table below (in thousands):

Preliminary Fair Value
Shares issued	$11,060
Cash	4,982
Contingent consideration	6,300
Total preliminary fair value of consideration transferred	$22,342

The opening balance sheet presented below reflects our updated purchase price allocation, summarizing the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Preliminary Fair Value
Cash	$527
Accounts receivable	486
Prepaid expenses and other current asset	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	12,543
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	$22,342

The excess of purchase consideration over the fair value of assets acquired and liabilities assumed was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities, for which there is no basis for U.S. income tax purposes. The fair values assigned to identifiable assets acquired and liabilities assumed are based on management’s estimates and assumptions. We expect to finalize the valuation as soon as practicable, but no later than one year from the acquisition date.

Pro Forma Financial Information

The following unaudited pro forma consolidated operating results give effect to the Viridian and 365 Cannabis acquisitions, as if they had been completed as of January 1, 2020 (in thousands):

Three Months Ended March 31,
2021
Revenue	$7,407
Net loss	$(6,574)

The pro forma financial information for the period presented above has been calculated after adjusting the results of Viridian and 365 Cannabis to reflect the business combination accounting effects resulting from this acquisition, including the amortization expense from acquired intangible assets as though the acquisition occurred as of the beginning of the periods indicated above as well as direct acquisition costs. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the years indicated above.

Special Voting Preferred Stock and Exchangeable Shares

In connection with the Ample acquisition, which was completed on July 7, 2020, we entered into agreements with our wholly-owned subsidiary and the Ample shareholder representative that resulted in the issuance of a single share of our special voting preferred stock, for the purpose of ensuring that each Exchangeable Share is substantially the economic and voting equivalent of a share of Akerna common stock, and, following the registration of the Akerna shares issuable upon exchange of the Exchangeable Shares under the Securities Act of 1933, ensuring that each Exchangeable Share is exchangeable on a one-for-one basis for a share of Akerna common stock, subject to certain limitations. As a result of these agreements and the issuance of the special voting preferred stock, each holder of Exchangeable Shares effectively has the ability to cast votes along with holders of Akerna common stock. Additionally, these agreements grant exchange rights to the holders of exchangeable shares upon the event of our liquidation, dissolution or winding up.

The special voting preferred stock has a par value of $0.0001 per share and a preference in liquidation of $1.00. The special voting preferred stock entitles the holder to an aggregate number of votes equal to the number of the exchangeable shares issued and outstanding from time to time and which we do not own. The holder of the special voting preferred stock and the holders of shares of Akerna common stock will both together as a single class on all matters submitted to a vote of our shareholders. At such time as the special voting preferred stock has no votes attached to it, the share shall be automatically cancelled. The exchangeable shares do not have a par value.

During the three months ended March 31, 2022, several Ample shareholders exchanged a total of 2,434 exchangeable shares with a value of $18,620 for the same number of shares of Akerna common stock. The exchange was accounted for as an equity transaction and we did not recognize a gain or loss on this transaction. As of March 31, 2022, there were a total of 306,852 exchangeable shares issued and outstanding.